Schedule of future minimum lease payments (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Lease payments	$ 215,633
Finance charges	(11,723)
Net present value	203,910	$ 332,578
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease payments	151,716
Finance charges	(10,542)
Net present value	141,174
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease payments	63,917
Finance charges	(1,181)
Net present value	62,736
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease payments
Finance charges
Net present value
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease payments
Finance charges
Net present value
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease payments
Finance charges
Net present value